Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring) (Detail) - Non-Recurring Fair Value Measurement [Member] - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Financial assets	$ 31,093,448	$ 28,905,337
LIABILITIES
Financial liabilities	31,941,893	30,181,177
Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	5,555,185	7,576,095
Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	456,957	424,358
Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	354,088	466,006
Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	12,628,648	10,009,988
Interbank borrowings [member]
LIABILITIES
Financial liabilities	4,714,722	4,915,814
Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,360,361	5,486,872
Financial instruments of regulatory capital issued [member]
LIABILITIES
Financial liabilities	1,417,784	1,153,045
Lease contract liabilities [member]
LIABILITIES
Financial liabilities	94,575	106,564
Other financial obligations [Member]
LIABILITIES
Financial liabilities	359,573	42,435
Cash and deposits in banks [member]
ASSETS
Financial assets	3,058,752	3,473,392
Cash items in process of collection [member]
ASSETS
Financial assets	494,994	438,496
Loans and accounts receivable at amortized cost [member].
ASSETS
Financial assets	26,405,529	24,119,631
Investments under resale agreements [Member]
ASSETS
Financial assets	162,774	606,178
Interbank loans [member]
ASSETS
Financial assets	46,122	80,554
Financial instruments at amortized cost [member]
ASSETS
Financial assets	$ 925,277	$ 187,086